PIONEER VARIABLE CONTRACTS TRUST

Pioneer Mid Cap Value VCT Portfolio — Class I and II Shares

Schedule of Investments

September 30, 2021

Schedule of Investments | 9/30/21 (unaudited)

Shares			Value
		UNAFFILIATED ISSUERS - 97.0%
		COMMON STOCKS - 97.0% of Net Assets
		Aerospace & Defense - 1.0%
65,866		Spirit AeroSystems Holdings, Inc.	$2,910,619
		Total Aerospace & Defense	$2,910,619
		Auto Component - 1.0%
67,071		BorgWarner, Inc.	$2,898,138
		Total Auto Component	$2,898,138
		Banks - 11.4%
105,184		Citizens Financial Group, Inc.	$4,941,544
57,079		East West Bancorp, Inc.	4,425,906
165,803		First Hawaiian, Inc.	4,866,318
28,288		First Republic Bank	5,456,189
44,356		M&T Bank Corp.	6,624,125
98,723		Zions Bancorp N.A.	6,109,967
		Total Banks	$32,424,049
		Building Product - 1.5%
24,005		Trane Technologies Plc	$4,144,463
		Total Building Product	$4,144,463
		Capital Markets - 2.6%
24,344		Artisan Partners Asset Management, Inc.	$1,190,908
125,704		Brightsphere Investment Group, Inc.	3,284,646
15,210		Nasdaq, Inc.	2,935,834
		Total Capital Markets	$7,411,388
		Chemicals - 4.6%
31,497		Celanese Corp.	$4,744,708
157,823		Element Solutions, Inc.	3,421,603
33,898		PPG Industries, Inc.	4,847,753
		Total Chemicals	$13,014,064
		Communication Equipment - 1.4%
17,015		Motorola Solutions, Inc.	$3,952,925
		Total Communication Equipment	$3,952,925
		Consumer Durable & Apparel - 0.9%
115,839		Newell Brands, Inc.	$2,564,675
		Total Consumer Durable & Apparel	$2,564,675
		Container & Packaging - 1.7%
248,375		Graphic Packaging Holding Co.	$4,729,060
		Total Container & Packaging	$4,729,060
		Electric Utility - 0.6%
36,059		Exelon Corp.	$1,743,092
		Total Electric Utility	$1,743,092
		Electrical Equipment - 1.6%
31,388		Eaton Corp. Plc	$4,686,542
		Total Electrical Equipment	$4,686,542
		Electronic Equipment, Instruments & Components - 3.9%
18,664		CDW Corp.	$3,397,221
31,375		Dolby Laboratories, Inc.	2,761,000
14,608	(a)	Keysight Technologies, Inc.	2,399,949
65,236		National Instruments Corp.	2,559,208
		Total Electronic Equipment, Instruments & Components	$11,117,378
		Energy Equipment & Service - 2.2%
211,552		Schlumberger, Ltd.	$6,270,401
		Total Energy Equipment & Service	$6,270,401
		Equity Real Estate Investment Trusts (REITs) - 11.1%
10,426		Alexandria Real Estate Equities, Inc.	$1,992,096
7,358		AvalonBay Communities, Inc.	1,630,827
13,374		Camden Property Trust	1,972,264
38,725		Duke Realty Corp.	1,853,766
13,600		Extra Space Storage, Inc.	2,284,664
33,252		First Industrial Realty Trust, Inc.	1,731,764
38,869		Healthcare Trust of America, Inc., Class A	1,152,854
33,614		Iron Mountain, Inc.	1,460,528
154,947		Kimco Realty Corp.	3,215,150
110,364		Outfront Media, Inc.	2,781,173
4,080		Safehold, Inc.	293,311
21,852		SL Green Realty Corp.	1,547,996
25,040		Sun Communities, Inc.	4,634,904
55,766		UDR, Inc., Class REIT	2,954,483
26,964		Welltower, Inc.	2,221,834
		Total Equity Real Estate Investment Trusts (REITs)	$31,727,614
		Food Product - 1.5%
249,277	(a)	Hostess Brands, Inc.	$4,329,942
		Total Food Product	$4,329,942
		Health Care Equipment & Supplies - 1.8%
13,345		STERIS Plc	$2,726,117
5,700		West Pharmaceutical Services, Inc.	2,419,878
		Total Health Care Equipment & Supplies	$5,145,995

Schedule of Investments | 9/30/21 (unaudited) (continued)

Shares			Value
		Health Care Provider & Service - 2.3%
33,267		McKesson Corp.	$6,632,774
		Total Health Care Provider & Service	$6,632,774
		Hotels, Restaurants & Leisure - 3.1%
25,736		Darden Restaurants, Inc.	$3,898,232
36,625		Hilton Worldwide Holdings, Inc.	4,838,529
		Total Hotels, Restaurants & Leisure	$8,736,761
		Household Durable - 0.9%
28,487		Lennar Corp.	$2,668,662
		Total Household Durable	$2,668,662
		Information Technology - 1.3%
24,062		MKS Instruments, Inc.	$3,631,196
		Total Information Technology	$3,631,196
		Insurance - 6.5%
78,499		Aflac, Inc.	$4,092,153
11,001		Assurant, Inc.	1,735,408
86,065		Hartford Financial Services Group, Inc.	6,046,066
37,827		Lincoln National Corp.	2,600,606
172,993	(a)	Old Republic International Corp.	4,001,328
		Total Insurance	$18,475,561
		Internet & Direct Marketing Retail - 1.7%
29,727	(a)	Expedia, Inc.	$4,872,255
		Total Internet & Direct Marketing Retail	$4,872,255
		Life Science Tool & Service - 1.1%
35,440	(a)	Syneos Health, Inc.	$3,100,291
		Total Life Science Tool & Service	$3,100,291
		Machinery - 7.5%
36,146		AGCO Corp.	$4,428,969
40,470		Donaldson Co., Inc.	2,323,383
74,048		Flowserve Corp.	2,567,244
108,106	(a)	Ingersoll Rand, Inc.	5,449,624
49,437		PACCAR, Inc.	3,901,568
15,474		Stanley Black & Decker, Inc.	2,712,747
		Total Machinery	$21,383,535
		Materials - 1.7%
14,427		Crown Holdings, Inc.	$1,453,953
63,361		Sealed Air Corp.	3,471,549
		Total Materials	$4,925,502
		Media - 1.2%
70,406	(a)	Liberty Media Corp.-Liberty SiriusXM	$3,342,173
		Total Media	$3,342,173
		Metals & Mining - 3.7%
46,299	(a)	Alcoa Corp.	$2,265,873
70,553	(a)	Arconic Corp.	2,225,242
38,625		Freeport-McMoRan, Inc.	1,256,471
33,721		Reliance Steel & Aluminum Co.	4,802,545
		Total Metals & Mining	$10,550,131
		Multi-Utilities - 4.1%
235,035		CenterPoint Energy, Inc.	$5,781,861
98,989		Public Service Enterprise Group, Inc.	6,028,430
		Total Multi-Utilities	$11,810,291
		Oil, Gas & Consumable Fuels - 3.8%
117,069		Marathon Petroleum Corp.	$7,236,035
22,242		Pioneer Natural Resources Co.	3,703,515
		Total Oil, Gas & Consumable Fuels	$10,939,550
		Personal Product - 0.3%
22,464		Edgewell Personal Care Co.	$815,443
		Total Personal Product	$815,443
		Pharmaceutical - 0.9%
77,386		Organon & Co.	$2,537,487
		Total Pharmaceutical	$2,537,487
		Professional Service - 1.0%
25,078		ManpowerGroup, Inc.	$2,715,446
		Total Professional Service	$2,715,446
		Real Estate Management & Development - 1.1%
33,593	(a)	CBRE Group, Inc.	$3,270,615
		Total Real Estate Management & Development	$3,270,615
		Road & Rail - 1.3%
21,276		JB Hunt Transport Services, Inc.	$3,557,773
		Total Road & Rail	$3,557,773
		Software - 1.6%
29,881	(a)	Manhattan Associates, Inc.	$4,572,689
		Total Software	$4,572,689
		Specialty Retail - 2.4%
37,858		Foot Locker, Inc.	$1,728,597
8,520	(a)	O'Reilly Automotive, Inc.	5,206,231
		Total Specialty Retail	$6,934,828

Schedule of Investments | 9/30/21 (unaudited) (continued)

Shares		Value
	Textile, Apparel & Luxury Good - 0.7%
18,877	Ralph Lauren Corp.	$2,096,102
	Total Textile, Apparel & Luxury Good	$2,096,102
	TOTAL COMMON STOCKS
	(Cost $215,794,693)	$276,639,410
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 97.0%
	(Cost $215,794,693)	$276,639,410
	OTHER ASSETS AND LIABILITIES - 3.0%	$8,664,489
	NET ASSETS - 100.0%	$285,303,899

REIT	Real Estate Investment Trust.

(a)	Non-income producing security.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of September 30, 2021, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 276,639,410	$ –	$ –	$ 276,639,410
Total Investments in Securities	$ 276,639,410	$ –	$ –	$ 276,639,410

For the nine months ended September 30, 2021, there were no transfers in or out of Level 3.

Pioneer Mid Cap Value VCT Portfolio | 9/30/21